Related Party Disclosures - Summary of Loan From/To Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SE Holdings Co.Ltd.
Disclosure Of Transactions Between Related Parties [Line Items]
Interest paid	€ 3	€ 5
Directors and Key Managers
Disclosure Of Transactions Between Related Parties [Line Items]
Interest received		€ 2